FAIR VALUE MEASUREMENT - Reconciliation of recurring fair value measurements (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy
Shortterm investments (Note 4), January 1	¥ 2,501,024	¥ 2,994,216	¥ 11,772,573
Purchase/Issue		34,000,000	49,000,000
Sell / Exercise	2,512,192	34,614,192	58,384,622
Included in earnings	12,192	114,192	384,622
Included in other comprehensive loss	(1,024)	6,808	221,643
Shortterm investments (Note 4), December 31		2,501,024	2,994,216
Long-term investments, January 1	36,288,340	29,700,000
Purchase/Issue	457,326	5,688,340
Included in earnings	2,154,334	900,000
Included in other comprehensive loss	9,300,000
Long-term investments, December 31	48,200,000	36,288,340	29,700,000
Warrant liabilities (Note 12), January 1	19,631,027	5,037,589	4,351,777
Purchase/Issue		14,852,880
Sell	16,549,825
Included in earnings	221,462,056	(137,969)	450,083
Foreign currency translation adjustment included in other comprehensive loss	(2,801,056)	(121,473)	235,729
Warrant liabilities (Note 12), December 31	221,742,202	19,631,027	5,037,589
Available-for-sale debt securities
Reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy
Long-term investments, January 1	2,500,000
Purchase/Issue		2,500,000
Included in other comprehensive loss	9,300,000
Long-term investments, December 31	11,800,000	2,500,000
Other equity investments
Reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy
Long-term investments, January 1	33,788,340	29,700,000	12,000,000
Purchase/Issue	457,326	3,188,340
Included in earnings	2,154,334	900,000	17,700,000
Long-term investments, December 31	¥ 36,400,000	¥ 33,788,340	¥ 29,700,000